UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06103

Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2014 (Unaudited)

Deutsche Variable NAV Money Fund
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 10.3%
ANZ New Zealand International Ltd., 144A, 1.85%, 10/15/2015	1,000,000	1,010,719
Banco del Estado de Chile, 0.24%, 5/4/2015	2,000,000	1,999,920
Bank of Nova Scotia, 0.25%, 2/17/2015	2,000,000	2,000,680
Commonwealth Bank of Australia, 144A, 3.5%, 3/19/2015	1,000,000	1,009,750
Credit Suisse, 0.23%, 12/1/2014	1,000,000	1,000,000
DZ Bank AG, 0.31%, 2/19/2015	1,200,000	1,200,216
Industrial & Commercial Bank of China Ltd., 0.29%, 12/3/2014	1,000,000	1,000,010
KBC Bank NV, 0.12%, 12/3/2014	4,000,000	3,999,960
Mitsubishi UFJ Trust & Banking Corp., 0.2%, 1/5/2015	2,000,000	2,000,000
National Australia Bank Ltd., 1.6%, 8/7/2015	1,500,000	1,512,456
Oversea-Chinese Banking Corp., Ltd.:
0.19%, 3/9/2015	2,000,000	1,999,780
0.28%, 8/3/2015	1,000,000	1,000,140
Rabobank Nederland NV, 0.27%, 7/3/2015	1,500,000	1,500,000

Total Certificates of Deposit and Bank Notes (Cost $21,233,977)		21,233,631
Collateralized Mortgage Obligation 0.5%
Resimac MBS Trust, "A2", Series 2013-1, 144A, 0.453% **, 3/7/2015 (Cost $1,000,000)	1,000,000	1,000,000
Commercial Paper 72.8%
Issued at Discount * 66.0%
Albion Capital Corp. SA, 0.12%, 12/1/2014	2,247,000	2,246,983
Apple, Inc., 0.18%, 2/10/2015	750,000	749,768
Army & Air Force Exchange Service, 0.11%, 1/7/2015	3,000,000	2,999,610
ASB Finance Ltd., 0.18%, 1/20/2015	2,500,000	2,499,525
Atlantic Asset Securitization LLC, 144A, 0.06%, 12/1/2014	9,000,000	8,999,917
Autobahn Funding Co. LLC, 144A, 0.1%, 12/1/2014	3,717,000	3,716,963
Barton Capital LLC, 144A, 0.09%, 12/1/2014	1,763,000	1,762,990
Bedford Row Funding Corp.:
144A, 0.19%, 1/5/2015	1,100,000	1,099,835
144A, 0.32%, 12/17/2014	1,000,000	999,940
144A, 0.35%, 10/19/2015	1,000,000	997,550
Caisse Centrale Desjardins, 0.16%, 12/22/2014	2,000,000	1,999,840
Caisse des Depots et Consignations, 144A, 0.2%, 1/12/2015	2,000,000	1,999,660
Cancara Asset Securitization LLC, 144A, 0.11%, 12/3/2014	5,000,000	4,999,900
Catholic Health Initiatives:
0.2%, 2/12/2015	4,100,000	4,098,688
0.22%, 5/5/2015	2,000,000	1,997,880
Charta Corp., 144A, 0.2%, 3/6/2015	2,500,000	2,498,700
CNPC Finance HK Ltd., 144A, 0.4%, 1/15/2015	2,500,000	2,499,475
Coca-Cola Co., 0.31%, 9/16/2015	1,000,000	997,930
Collateralized Commercial Paper Co. LLC, 0.2%, 2/2/2015	1,250,000	1,249,625
Collateralized Commercial Paper II Co. LLC, 144A, 0.2%, 1/2/2015	1,500,000	1,499,790
Dexia Credit Local:
0.265%, 4/8/2015	500,000	499,660
0.3%, 4/20/2015	1,000,000	999,220
0.31%, 5/29/2015	500,000	499,365
Erste Abwicklungsanstalt:
144A, 0.17%, 1/16/2015	3,000,000	2,999,370
144A, 0.17%, 1/22/2015	3,500,000	3,499,160
Gotham Funding Corp., 144A, 0.17%, 1/14/2015	7,000,000	6,998,390
Hannover Funding Co. LLC:
0.13%, 12/3/2014	3,535,000	3,534,929
0.17%, 1/8/2015	3,000,000	2,999,430
0.21%, 1/20/2015	1,250,000	1,249,662
Macquarie Bank Ltd.:
144A, 0.22%, 12/22/2014	2,000,000	1,999,840
144A, 0.235%, 2/9/2015	1,000,000	999,640
144A, 0.25%, 2/23/2015	2,000,000	2,000,300
Manhattan Asset Funding Co. LLC, 144A, 0.18%, 12/2/2014	3,000,000	2,999,970
Matchpoint Master Trust, 0.1%, 12/1/2014	7,000,000	6,999,918
MetLife Short Term Funding LLC, 144A, 0.2%, 3/18/2015	500,000	499,705
Mitsubishi UFJ Trust & Banking Corp., 0.2%, 1/6/2015	2,000,000	1,999,640
Natixis, 0.11%, 12/1/2014	9,000,000	8,999,910
Nederlandse Waterschapsbank NV, 0.28%, 7/9/2015	1,200,000	1,198,452
Nordea Bank AB:
0.225%, 4/1/2015	1,500,000	1,498,950
0.23%, 3/17/2015	2,000,000	1,998,900
Old Line Funding LLC:
144A, 0.22%, 4/7/2015	2,000,000	1,998,500
144A, 0.23%, 3/9/2015	2,000,000	1,998,960
144A, 0.25%, 5/29/2015	1,500,000	1,498,170
Regency Markets No. 1 LLC, 144A, 0.13%, 12/5/2014	5,000,000	4,999,850
Salisbury Receivables Co. LLC, 144A, 0.13%, 12/1/2014	7,000,000	6,999,930
Sinopec Century Bright Capital Investment Ltd., 0.31%, 12/12/2014	1,000,000	999,970
Standard Chartered Bank, 0.26%, 4/6/2015	2,000,000	1,998,320
Suncorp-Metway Ltd., 0.31%, 4/1/2015	3,000,000	2,997,570
Toronto-Dominion Holdings U.S.A., Inc., 0.28%, 6/5/2015	1,500,000	1,498,515
White Point Funding, Inc., 144A, 0.28%, 12/15/2014	2,146,000	2,145,850
Working Capital Management Co.:
144A, 0.15%, 12/12/2014	4,000,000	3,999,800
144A, 0.17%, 1/16/2015	1,000,000	999,790

		136,524,205
Issued at Par ** 6.8%
ANZ New Zealand International Ltd., 144A, 0.214%, 1/12/2015	500,000	500,000
Australia & New Zealand Banking Group Ltd.:
144A, 0.236%, 4/30/2015	2,000,000	1,999,840
144A, 0.331%, 6/18/2015	500,000	499,933
Bank of Nova Scotia, 0.28%, 1/13/2015	1,000,000	1,000,010
BNZ International Funding Ltd.:
144A, 0.252%, 2/2/2015	1,000,000	999,980
144A, 0.273%, 10/14/2015	2,200,000	2,199,604
Caisse Centrale Desjardins, 144A, 0.234%, 1/26/2015	1,750,000	1,749,965
Rabobank Nederland NV, 0.355%, 10/1/2015	2,500,000	2,499,575
Royal Bank of Canada, 0.27%, 12/11/2014	1,500,000	1,500,015
Starbird Funding Corp., 144A, 0.207%, 5/4/2015	1,000,000	999,920

		13,948,842

Total Commercial Paper (Cost $150,468,260)		150,473,047
Short-Term Notes 3.7%
ANZ New Zealand International Ltd., 0.483% **, 1/29/2015	750,000	750,383
Banco del Estado de Chile, 0.233% **, 5/14/2015	2,000,000	1,999,820
Canadian Imperial Bank of Commerce, 0.34% **, 8/18/2015	1,000,000	999,928
Commonwealth Bank of Australia, 144A, 0.513% **, 1/29/2015	400,000	400,208
JPMorgan Chase Bank NA, 0.352% **, 12/22/2015	1,000,000	999,194
Svenska Handelsbanken AB, 144A, 0.353% **, 10/2/2015	2,000,000	2,000,000
Wal-Mart Stores, Inc., 5.319%, 6/1/2015	500,000	512,540

Total Short-Term Notes (Cost $7,663,227)		7,662,073
Municipal Bonds and Notes 9.0%
California, Metropolitan Water District of Southern California, Series F, 0.22%, 1/1/2015	3,110,000	3,110,000
California, San Jose Redevelopment Agency, 0.32%, 4/10/2015, LOC: JPMorgan Chase Bank NA	3,000,000	3,000,000
Catawba County, NC, Hospital Revenue, Valley Medical Center, 144A, 0.14% ***, 10/1/2034, LOC: Branch Banking & Trust	5,430,000	5,430,000
Cuyahoga County, OH, Health Care Facility Revenue, AM McGregor Home Project, 0.06% ***, 5/1/2049, LOC: Northern Trust Co.	1,145,000	1,145,000
Illinois, State Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, Inc., 0.06% ***, 4/1/2033, LOC: Northern Trust Co.	300,000	300,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, 144A, 0.4% ***, 5/1/2048, LOC: Bank of China	2,440,000	2,440,000
New York, State Housing Finance Agency Revenue, Clinton Park Phase II, Series B, 0.08% ***, 11/1/2049, LOC: Wells Fargo Bank NA	2,000,000	2,000,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.13% ***, 5/1/2041, LIQ: Barclays Bank PLC	500,000	500,000
Tennessee, Johnson City Health & Educational Facilities Board, Hospital Revenue, Series B1, 0.12% ***, 7/1/2033, LOC: U.S. Bank NA	695,000	695,000

Total Municipal Bonds and Notes (Cost $18,620,000)		18,620,000
Time Deposit 1.3%
Credit Agricole Corporate & Investment Bank, 0.09%, 12/1/2014 (Cost $2,739,000)	2,739,000	2,739,000
Repurchase Agreements 2.4%
Wells Fargo Bank, 0.4%, dated 11/4/2014, to be repurchased at $5,005,000 on 2/2/2015 (a) (b) (Cost $5,000,000)	5,000,000	5,001,750

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $206,724,464) †	100.0	206,729,501
Other Assets and Liabilities, Net	0.0	27,013

Net Assets	100.0	206,756,514

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of November 30, 2014.

***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of November 30, 2014.

†
The cost for federal income tax purposes was $206,724,464.  At November 30, 2014, net unrealized appreciation for all securities based on tax cost was $5,037.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,482 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,445.

(a)
Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of  November 30, 2014. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date.  Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
273,679	Cox Communications, Inc.	5.5	10/1/2015	289,352
4,823,485	Kookmin Bank	Zero Coupon	2/23/2015	4,821,231
Total Collateral Value				5,110,583

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
LIQ: Liquidity Facility
LOC: Letter of Credit

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (c)	$—	$201,727,751	$—	$201,727,751
Repurchase Agreements	—	5,001,750	—	5,001,750

Total	$—	$206,729,501	$—	$206,729,501

There have been no transfers between fair value measurement levels during the period ended November 30, 2014.

(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable NAV Money Fund, a series of Investors Cash Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2015